Income Taxes - Components of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 3,136	$ 2,361
Allowance for credit losses	71
Deferred salaries		20
Accrued incentives		6
Operating lease liabilities	7	12
Total gross deferred tax assets	3,214	2,399
Deferred tax liabilities:
Percentage-of-completion to completed contract		(103)
Operating lease right-of-use assets	(7)	(12)
Total gross deferred tax liabilities	(7)	(115)
Valuation allowance	$ (3,207)	$ (2,284)